Capital and Reserves (Details Textual)	1 Months Ended			12 Months Ended
	May 30, 2017 CAD ($)	Mar. 29, 2017 shares	May 17, 2016 CAD ($) $ / shares shares	Dec. 31, 2017 shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2017 Number shares	Dec. 31, 2017 shares	Dec. 31, 2016 CAD ($) Number	Dec. 31, 2016 CAD ($) Number shares	Dec. 31, 2016 CAD ($) Number	Dec. 31, 2016 CAD ($) Number	Dec. 31, 2016 CAD ($) Number	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 $ / shares	Dec. 31, 2017 Number	Dec. 31, 2017	May 30, 2017 $ / shares shares	Jul. 29, 2016 CAD ($)	Dec. 31, 2015 Number
Capital and reserves [Line Items]
Number of shares issued | shares			10,839,972														4,205,820
Proceeds from issuing shares					$ 9,043,000					$ 13,008,000
Par value per share | (per share)			$ 1.20														$ 2.15
Warrants exercise price per share | $ / shares			$ 1.75
Warrants exercisable term			24 months
Share issue related cost	$ 788,000		$ 1,132,000
Non cash items related to valuation of broker warrants	72,000		196,000
Number of share options exercised in share-based payment arrangement							126,339					316,669
Proceeds from exercise of options					162,000					231,000
Proceeds from exercise of warrants					$ 418,000					6,208,000
Value of shares and warrants authorised																		$ 50,000,000
Risk free interest rate, share options granted							1.02%					0.53%
Expected volatility, share options granted							73.00%					70.00%
Number of share options outstanding in share-based payment arrangement																6,546,666
Number of options available for future grants | shares				3,183,093	3,183,093	3,183,093	3,183,093
Description of vesting requirements for share-based payment arrangement								vesting 25% upon granting and 25% each six months thereafter
Option life, share options granted							4					4
Expected forfeiture rate, share options forfeited							2.00%					4.00%
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise					$ 2.26					$ 1.59
Number Of Shares Issued as a consideration to wheaton | shares		3,000,000
Ordinary shares [member]
Capital and reserves [Line Items]
Number of shares issued for exercise of warrants | shares				463,078					4,364,575
Number Of Shares Issued as a consideration to wheaton | shares				3,000,000
Number of shares issued for advisory fees | shares				250,000
Incentive Stock Options [Member]
Capital and reserves [Line Items]
Number of share options exercised in share-based payment arrangement							(126,332)					(316,669)
Number of share options outstanding in share-based payment arrangement								6,175,995	6,175,995	6,175,995	6,175,995	6,175,995				6,546,666			4,444,497
Expense from share-based payment transactions with employees					2,204,000					$ 1,018,000
Number of share options granted in share-based payment arrangement							1,645,500					2,537,500
Weighted average exercise price of share options granted in share-based payment arrangement					2.31					1.11
Incentive Stock Options [Member] | Mining property [member]
Capital and reserves [Line Items]
Expense from share-based payment transactions with employees					369,000					$ 136,000
Incentive Stock Options [Member] | Charged to Income [Member]
Capital and reserves [Line Items]
Expense from share-based payment transactions with employees	$ 1,835,000		$ 882,000
Incentive Stock Options [Member] | Events Occurred After Reporting Period [Member]
Capital and reserves [Line Items]
Warrants exercise price per share | $ / shares														$ 2.07
Number of share options exercised in share-based payment arrangement							451,000
Number of share options granted in share-based payment arrangement							2,464,000
Number of other equity instruments granted in share-based payment arrangement							8,000
Restricted Share Units [Member]
Capital and reserves [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement						(289,625)	177,700				(202,952)
Number of shares issued for release of RSU settlement shares | shares				289,626					202,952
Number of other equity instruments outstanding in share-based payment arrangement								452,951	452,951	452,951	452,951	452,951			398,326	398,326			360,903
Expense from share-based payment transactions with employees					524,000					$ 213,000
Weighted average exercise price of share options granted in share-based payment arrangement					2.31					1.04
Number of other equity instruments granted in share-based payment arrangement						235,000	398,326				295,000	295,000
Weighted average fair value at measurement date, other equity instruments granted								$ 268,000	$ 268,000	268,000	$ 268,000	$ 268,000	$ 545,000
Restricted Share Units [Member] | General and administrative expenses [Member]
Capital and reserves [Line Items]
Expense from share-based payment transactions with employees					$ 524,000					$ 213,000